Statements of Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, after Tax	$ 455,000	$ 502,000	$ 424,000
Tax Effect
Amortization of net loss and prior service costs, tax expense	121	271	228
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, Tax	(2,457)	59	(490)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	(637)	0	0
Unrealized net holding gain (loss) on securities available-for-sale, tax expense	678	(1,461)	(834)
Other Comprehensive (Income) Loss, Defined Benefit Plan, before Reclassification Adjustment, after Tax	$ (9,241,000)	$ 109,000	$ (910,000)